Cost of Services - Schedule of Cost of Services (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Cost of Services [Line Items]
Total	RM 15,431,359	$ 3,663,057	RM 3,981,563	$ 844,052
Consultant fee [Member]
Schedule of Cost of Services [Line Items]
Total	1,060,007	251,622	3,465,205
IT expenses [Member]
Schedule of Cost of Services [Line Items]
Total	13,865,348	3,291,321	42,003
Training costs [Member]
Schedule of Cost of Services [Line Items]
Total			47,635
Others [Member]
Schedule of Cost of Services [Line Items]
Total	RM 506,004	$ 120,114	RM 426,720